SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended		9 Months Ended
	Nov. 14, 2020	Nov. 06, 2020	Nov. 30, 2020	May 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Subsequent Event
Distributions paid					$ 40,506,000	$ 95,021,000
Revolving Credit Facility | Unsecured Revolving Credit Facility | Golar LNG Limited
Subsequent Event
Line of credit facility, maximum borrowing capacity				$ 25,000,000.0
Proceeds from related party debt				$ 15,000,000.0
Subsequent Event | Revolving Credit Facility | Unsecured Revolving Credit Facility | Golar LNG Limited
Subsequent Event
Line of credit facility, maximum borrowing capacity			$ 15,000,000.0
Proceeds from related party debt			$ 5,000,000.0
Basis spread on variable rate			5.00%
Common Stock | Subsequent Event
Subsequent Event
Cash distribution (in dollars per share)		$ 0.0202
Distributions paid		$ 1,400,000
Series A Preferred Stock | Subsequent Event
Subsequent Event
Cash distribution (in dollars per share)	$ 0.546875
Distributions paid	$ 3,000,000.0